Note 19 - Warrants (Details Textual) - $ / shares		12 Months Ended
	Dec. 09, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 14, 2022	Dec. 31, 2021
Class of Warrant or Right, Outstanding (in shares)		7,569,572	7,654,572		2,530,092
The Underwriter Warrants [Member]
Class of Warrant or Right, Outstanding (in shares)		144,000	144,000
The Underwriter Warrants [Member] | Maxim Group LLC [Member]
Class of Warrant or Right, Issued During Period (in shares)		144,000
Warrants and Rights Outstanding, Term (Year)		5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 5.5
Public Offering Price Percentage		110.00%
December Offering Warrants [Member]
Class of Warrant or Right, Issued During Period (in shares)	4,575,429
Warrants and Rights Outstanding, Term (Year)	3 years
Class of Warrant or Right, Issued During Period, Price Per Warrant (in dollars per share)	$ 1.75
December 2022 Private Placement [Member]
Warrants and Rights Outstanding, Term (Year)	3 years			3 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 1.75			$ 1.75
December 2022 Private Placement [Member] | Dawson James [Member]
Warrants and Rights Outstanding, Term (Year)	3 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 1.75
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	549,051
Placement Agent Warrants [Member]
Class of Warrant or Right, Outstanding (in shares)		549,051	549,051
Stock Based Compensation Warrants [Member]
Class of Warrant or Right, Issued During Period (in shares)		20,000	0
Class of Warrant or Right, Issued During Period, Price Per Warrant (in dollars per share)		$ 1.6
Share Price (in dollars per share)		$ 1.6
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		507.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term (Year)		3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		4.47%
Registered Warrants [Member]
Class of Warrant or Right, Outstanding (in shares)		2,386,092	2,386,092